SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS WITH COMPANY (Details)	6 Months Ended
Dec. 31, 2025
Huang Feng [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Ultimate majority shareholder of the Company, CEO and Chairman of the Board